[CDC NVEST FUNDS LETTERHEAD]


                                                                     May 1, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:     CDC Nvest Funds Trust II
        (FILE NOS.:  2-11101 AND 811-242)

        CDC Nvest Funds Trust III
        (FILE NOS.: 33-62061 AND 811-7345)

        CDC Nvest Companies Trust I
        (FILE NOS.:  333-37314 AND 811-09945)

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectuses and statements of additional information for the above named Trusts do not differ from that contained in the most recent Post-Effective Amendment that was filed electronically on April 29, 2002.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2815.
                                            Very truly yours,

                                            /s/Rachel B. Downey
                                            Rachel B. Downey
                                            Associate Legal Product Manager